Production costs by nature (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Disclosure of components of cost of sales

	2017	2016
	$	$

Raw materials and consumables	184,746	148,516
Contractors	63,328	81,005
Salaries and employee benefits	74,010	67,327
Electricity	18,652	19,628
Equipment rental	6,987	920
Other	21,767	19,844
Silver credits	(7,850)	(11,997)
Change in inventories	(26,140)	(18,569)
Capitalized to mining interests	(33,106)	(31,274)
	302,394	275,400